Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2022	Jun. 30, 2021
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	44,000,000	44,000,000
Ordinary shares, shares issued	12,086,923	18,286,923
Ordinary shares, shares outstanding	12,086,923	18,286,923
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	5,763,077	5,763,077
Ordinary shares, shares outstanding	5,763,077	5,763,077